FAIR VALUE MEASUREMENTS - Reconciliation of Level 3 Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contingent Forward Contract Liability
Level 3 Liabilities [Roll Forward]
Fair value-beginning of period		$ 30,844
Issuance	$ 2,167,332	793
Change in fair value	454,546	118,382
Settlement	(2,621,878)	(150,019)
Convertible preferred stock warrant liability
Level 3 Liabilities [Roll Forward]
Fair value-beginning of period	2,960	1,755
Change in fair value	6,976	1,205
Settlement	(9,936)
Fair value-end of period		$ 2,960
Common stock warrant liability
Level 3 Liabilities [Roll Forward]
Issuance	812,048
Change in fair value	582,760
Fair value-end of period	$ 1,394,808